Calvert

Balanced Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$457	$475,033
American Homes 4 Rent Trust, Series 2014-SFR2, Class A, 3.786%, 10/17/36(1)	1,186	1,239,632
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	1,131	1,134,129
Series 2018-A, Class C, 4.79%, 5/15/24(1)	150	151,470
Series 2019-A, Class A, 3.48%, 7/15/22(1)	357	357,952
Series 2019-B, Class A, 2.72%, 10/15/26(1)	1,031	1,032,473
Avis Budget Rental Car Funding AESOP, LLC:
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	1,509	1,508,801
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	702	702,875
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,019	1,045,818
Conn’s Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	97	96,916
Series 2018-A, Class B, 4.65%, 1/15/23(1)	43	43,231
Series 2019-A, Class A, 3.40%, 10/16/23(1)	757	763,275
Series 2019-A, Class B, 4.36%, 10/16/23(1)	520	525,290
Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,826	1,829,028
Series 2019-B, Class B, 3.62%, 6/17/24(1)	295	295,397
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P2, Class A, 2.61%, 1/15/24(1)	1	1,343
Series 2017-P2, Class B, 3.56%, 1/15/24(1)	505	506,042
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	306	307,653
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	203	202,969
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	1,415	1,417,654
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	1,963	1,965,050
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	167	170,687
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	252	252,240
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	893	913,628
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	290	304,529
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	59	61,398
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	160	160,335
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	48	47,765
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	700	700,359
Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.13%, 5/22/23(1)	1,656	1,655,923
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	809,445
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	80,475
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,238	1,244,458
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	351	369,246

Security	Principal Amount (000’s omitted)	Value
Hardee’s Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	$548	$551,926
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	50	51,974
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	660	665,689
Marlette Funding Trust:
Series 2017-2A, Class B, 3.19%, 7/15/24(1)	6	5,690
Series 2018-3A, Class C, 4.63%, 9/15/28(1)	150	153,538
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	807	840,880
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,910	1,900,836
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	500	500,395
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	460	463,157
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	951	950,974
Oportun Funding VI, LLC, Series 2017-A, Class A, 3.23%, 6/8/23(1)	605	605,129
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24	1,528	1,541,727
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24	2,486	2,519,759
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	334	335,746
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,076	1,097,066
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	143	149,239
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	630	621,813
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	195	194,947
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	194	194,216
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	463	463,946
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	920	926,478
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	107	107,423
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,041,822
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,605	2,622,013
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26(1)	745	744,782
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	557	577,090
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	490	498,742
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,550	1,560,040
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,721	1,722,059
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	1,521	1,527,267
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	534	533,797
Series 2016-AA, Class B, 3.80%, 11/15/29(1)	910	911,301
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	121	123,183
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3,094	3,240,907
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	380	379,737
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	500	497,815
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	501	510,244
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	765	762,665

Security	Principal Amount (000’s omitted)	Value
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	$1,415	$1,433,578
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	801	800,933
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	1,875	1,872,488
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	394,618
Series 2019-A, Class B, 2.41%, 12/20/22(1)	145	144,575
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	154	149,742
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	702	702,076
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,430	1,464,693
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	689	710,824
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,530	1,540,391
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	770	774,872

Total Asset-Backed Securities (identified cost $63,836,439)		$64,457,321

Collateralized Mortgage-Backed Obligations — 4.9%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$3,315	$3,303,829
Series KW06, Class A2, 3.80%, 6/25/28	1,135	1,234,234
Series W5FX, Class AFX, 3.214%, 4/25/28	413	432,895
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.042%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	720	762,688
Series 2015-HQA2, Class M2, 4.592%, (1 mo. USD LIBOR + 2.80%), 5/25/28(2)	118	119,174
Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,190	1,218,922
Series 2017-HQA2, Class M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	435	445,922
Series 2018-DNA1, Class M1, 2.242%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	308	307,682
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	670	671,911
Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,055	1,053,886
Series 2018-HQA1, Class M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 9/25/30(2)	320	324,004
Series 2019-DNA2, Class M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	242	244,147
Series 2019-DNA3, Class M1, 2.522%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	212	211,904
Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,858	1,868,328
Series 2019-DNA4, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	479	479,727
Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	755	758,609
Series 2019-HQA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	528	528,565
Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	180	180,153
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(3)	252	255,236
Series 2017-M13, Class A2, 3.037%, 9/25/27(3)	1,350	1,403,128
Series 2018-M4, Class A2, 3.045%, 3/25/28(3)	1,572	1,647,033
Series 2018-M8, Class A2, 3.325%, 6/25/28(3)	989	1,053,704
Series 2018-M13, Class A2, 3.697%, 9/25/30(3)	3,600	3,950,824
Series 2019-M1, Class A2, 3.555%, 9/25/28(3)	1,700	1,841,287
Series 2019-M9, Class A2, 2.937%, 4/25/29(3)	660	683,707
Series 2019-M22, Class A2, 2.522%, 8/25/29(3)	7,125	7,153,942

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.042%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$936	$1,032,725
Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,215	1,270,805
Series 2014-C02, Class 2M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	375	389,630
Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	773	814,009
Series 2014-C03, Class 2M2, 4.692%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	620	647,256
Series 2014-C04, Class 1M2, 6.692%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	1,202	1,322,844
Series 2016-C06, Class 1M2, 6.042%, (1 mo. USD LIBOR + 4.25%), 4/25/29(2)	400	429,375
Series 2017-C04, Class 2M1, 2.642%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	356	356,401
Series 2017-C05, Class 1M1, 2.342%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	4	4,423
Series 2017-C05, Class 1M2, 3.992%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	420	427,729
Series 2017-C06, Class 1M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	645	661,503
Series 2018-C03, Class 1M1, 2.472%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	105	104,969
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	381	385,256
Series 2019-R01, Class 2M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(2)	340	344,069
Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	265	267,145
Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	278	278,556
Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	559	562,730
Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	1,016	1,017,345
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549	563,979
Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	140	140,893

Total Collateralized Mortgage-Backed Obligations (identified cost $42,334,956)		$43,157,083

Commercial Mortgage-Backed Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$1,605	$1,595,489
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	680	641,997
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,115	948,939
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.66%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,600	1,603,228
Series 2019-XL, Class B, 2.82%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	750	751,853
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 3.99%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	490	489,500
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 5.042%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	25	26,123
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	200	200,588
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	546,559
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)	225	212,269
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.44%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	1,000	998,421
Series 2019-BPR, Class A, 3.14%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	1,250	1,249,074
Series 2019-BPR, Class B, 3.84%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	475	474,857
Series 2019-BPR, Class C, 4.79%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	205	205,297
Motel 6 Trust:
Series 2017-MTL6, Class B, 2.93%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	104	104,422
Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,376	1,377,597

Security	Principal Amount (000’s omitted)	Value
Series 2017-MTL6, Class D, 3.89%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	$333	$333,988
Series 2017-MTL6, Class E, 4.99%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	99	99,316
RETL Trust:
Series 2019-RVP, Class A, 2.89%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	912	913,541
Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	1,920	1,924,503
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)	850	862,087

Total Commercial Mortgage-Backed Securities (identified cost $15,568,153)		$15,559,648

Common Stocks — 59.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
Hexcel Corp.	82,400	$6,040,744

Banks — 3.9%
Bank of America Corp.	356,500	$12,555,930
JPMorgan Chase & Co.	91,000	12,685,400
PNC Financial Services Group, Inc. (The)	56,500	9,019,095

		$34,260,425

Beverages — 1.6%
PepsiCo, Inc.	102,496	$14,008,128

Capital Markets — 0.6%
Tradeweb Markets, Inc., Class A	117,166	$5,430,644

Chemicals — 0.7%
Ecolab, Inc.	30,300	$5,847,597

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	64,125	$7,307,685

Communications Equipment — 0.7%
Cisco Systems, Inc.	135,400	$6,493,784

Consumer Finance — 0.9%
American Express Co.	60,700	$7,556,543

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	174,208	$10,696,371

Electrical Equipment — 1.9%
AMETEK, Inc.	98,000	$9,774,520
Emerson Electric Co.	86,600	6,604,116

		$16,378,636

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Zebra Technologies Corp., Class A(5)	12,600	$3,218,544

Energy Equipment & Services — 1.0%
National Oilwell Varco, Inc.	167,702	$4,200,935
Oceaneering International, Inc.(5)	281,600	4,198,656

		$8,399,591

Entertainment — 1.1%
Walt Disney Co. (The)	68,414	$9,894,717

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	44,300	$10,181,026
AvalonBay Communities, Inc.	39,599	8,303,910

		$18,484,936

Food Products — 1.4%
Mondelez International, Inc., Class A	222,670	$12,264,664

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	64,200	$5,576,412
Boston Scientific Corp.(5)	150,700	6,814,654
Danaher Corp.	75,300	11,557,044

		$23,948,110

Health Care Providers & Services — 1.5%
Anthem, Inc.	43,500	$13,138,305

Household Products — 0.9%
Kimberly-Clark Corp.	58,700	$8,074,185

Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	103,400	$5,444,010

Insurance — 2.9%
American International Group, Inc.	154,400	$7,925,352
Assurant, Inc.	34,800	4,561,584
First American Financial Corp.	86,443	5,041,356
Progressive Corp. (The)	102,100	7,391,019

		$24,919,311

Interactive Media & Services — 4.1%
Alphabet, Inc., Class C(5)	17,912	$23,948,702
IAC/InterActiveCorp(5)	46,500	11,583,615

		$35,532,317

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(5)	9,566	$17,676,437

Security	Shares	Value
IT Services — 4.6%
Cognizant Technology Solutions Corp., Class A	125,414	$7,778,176
Fidelity National Information Services, Inc.	80,200	11,155,018
PayPal Holdings, Inc.(5)	62,200	6,728,174
Visa, Inc., Class A	77,100	14,487,090

		$40,148,458

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	33,797	$10,979,631

Machinery — 1.4%
Gardner Denver Holdings, Inc.(5)	183,200	$6,719,776
Stanley Black & Decker, Inc.	33,300	5,519,142

		$12,238,918

Metals & Mining — 1.2%
Steel Dynamics, Inc.	311,800	$10,613,672

Multi-Utilities — 1.4%
CMS Energy Corp.	90,373	$5,679,040
Sempra Energy	43,115	6,531,060

		$12,210,100

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	182,600	$11,721,094
Catalent, Inc.(5)	81,400	4,582,820
GlaxoSmithKline PLC ADR	62,200	2,922,778
Merck & Co., Inc.	114,600	10,422,870

		$29,649,562

Road & Rail — 0.6%
Kansas City Southern	32,600	$4,993,016

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV – NY Shares	10,200	$3,018,588
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	114,300	6,640,830
Texas Instruments, Inc.	65,296	8,376,824

		$18,036,242

Software — 4.1%
Adobe, Inc.(5)	18,324	$6,043,439
Intuit, Inc.	14,067	3,684,569
Microsoft Corp.	166,551	26,265,093

		$35,993,101

Specialty Retail — 3.3%
Home Depot, Inc. (The)	43,000	$9,390,340
Lowe’s Cos., Inc.	107,233	12,842,224
TJX Cos., Inc. (The)	109,700	6,698,282

		$28,930,846

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	72,052	$21,158,070

Venture Capital — 0.2%
CFBanc Corp.(5)(6)(7)	27,000	$320,957
Consensus Orthopedics, Inc.(5)(6)(7)	180,877	181
Kickboard(5)(6)(7)	169,932	2,787
Learn Capital Venture Partners III, L.P.(5)(6)(7)	995,790	1,487,896
MACH Energy(5)(6)(7)	20,536	1,781
Neighborhood Bancorp, Class A(5)(6)(7)	10,000	10,000

		$1,823,602

Total Common Stocks (identified cost $402,945,973)		$521,790,902

Convertible Bonds — 0.0%(8)

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%(8)
Rovi Corp., 0.50%, 3/1/20	$255	$253,540

Total Convertible Bonds (identified cost $253,419)		$253,540

Corporate Bonds — 15.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$1,250	$1,283,291
3.625%, 4/15/29(1)	575	593,750

		$1,877,041

Communications — 1.1%
AT&T, Inc.:
4.30%, 2/15/30	$1,346	$1,496,642
4.50%, 3/9/48	675	745,938
4.90%, 6/15/42	500	571,405
Comcast Corp.:
2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	932	936,827
4.70%, 10/15/48	350	431,415
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	807	809,929
CommScope, Inc., 8.25%, 3/1/27(1)	100	105,435
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	450	467,923
Discovery Communications, LLC, 5.20%, 9/20/47	1,416	1,648,504

Security	Principal Amount (000’s omitted)	Value
NBCUniversal Media, LLC, 4.45%, 1/15/43	$405	$472,240
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	135	137,946
Twitter, Inc., 3.875%, 12/15/27(1)	455	455,901
Verizon Communications, Inc., 3.875%, 2/8/29	1,000	1,103,662

		$9,383,767

Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$848	$879,141
5.25%, 7/15/25	1,125	1,192,311
5.60%, 1/15/22(1)	763	775,144
5.625%, 7/15/22(1)	193	196,948
Azul Investments, LLP, 5.875%, 10/26/24(1)(9)	445	462,767
Best Buy Co., Inc., 4.45%, 10/1/28	615	674,674
Ford Motor Credit Co., LLC:
2.677%, (3 mo. USD LIBOR + 0.79%), 6/12/20(2)	320	320,211
2.853%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	335	333,520
2.881%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	910	902,441
2.979%, 8/3/22	2,615	2,618,617
4.14%, 2/15/23	350	360,106
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	410	423,222
Nordstrom, Inc.:
4.375%, 4/1/30	812	828,599
5.00%, 1/15/44	964	944,232
Tapestry, Inc., 4.125%, 7/15/27	1,435	1,466,441
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	205	208,299

		$12,586,673

Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$657	$672,604
Becton Dickinson and Co.:
2.404%, 6/5/20	474	474,540
2.836%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	1,771	1,771,900
2.894%, 6/6/22	474	481,821
Centene Corp.:
4.25%, 12/15/27(1)	473	487,474
4.625%, 12/15/29(1)	74	78,122
Conagra Brands, Inc.:
2.512%, (3 mo. USD LIBOR + 0.50%), 10/9/20(2)	155	155,251
2.703%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	258	258,027
Conservation Fund (The), 3.474%, 12/15/29	655	652,880
CVS Health Corp.:
2.605%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	88	88,560
2.625%, 8/15/24	255	257,237
3.00%, 8/15/26	1,400	1,428,789
4.30%, 3/25/28	831	907,556
CVS Pass-Through Trust, 6.036%, 12/10/28	736	821,421
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	500	467,993
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874	912,731
Massachusetts Institute of Technology, 3.959%, 7/1/38	300	339,255
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	103	108,214

		$10,364,375

Security	Principal Amount (000’s omitted)	Value
Energy — 0.5%
National Oilwell Varco, Inc., 3.60%, 12/1/29	$2,228	$2,235,463
Oceaneering International, Inc., 4.65%, 11/15/24	242	237,765
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	532	542,294
5.00%, 1/31/28(1)	1,250	1,323,950

		$4,339,472

Financial — 6.7%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$850	$850,000
Ally Financial, Inc., 4.125%, 3/30/20	1,173	1,178,795
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	542	542,829
Banco Santander S.A., 3.00%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	305	307,113
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20(1)	720	722,382
Bank of America Corp.:
2.314%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	953	954,270
2.456% to 10/22/24, 10/22/25(10)	1,512	1,521,718
3.146%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	801	812,918
3.499% to 5/17/21, 5/17/22(10)	1,489	1,518,868
3.55% to 3/5/23, 3/5/24(10)	1,365	1,417,315
3.593% to 7/21/27, 7/21/28(10)	1,400	1,483,553
3.824% to 1/20/27, 1/20/28(10)	2,390	2,572,327
3.974% to 2/7/29, 2/7/30(10)	395	434,257
Bank of America NA, 3.335% to 1/25/22, 1/25/23(10)	2,056	2,113,680
Bank of Montreal, 2.05%, 11/1/22	1,898	1,905,506
Bank of Nova Scotia (The), 2.375%, 1/18/23	1,362	1,382,340
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(1)(10)	200	202,257
Capital One Financial Corp.:
2.386%, (3 mo. USD LIBOR + 0.45%), 10/30/20(2)	235	235,502
2.656%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	630	631,009
3.30%, 10/30/24	419	436,266
4.20%, 10/29/25	575	620,543
Capital One NA, 2.65%, 8/8/22	610	619,085
Citigroup, Inc.:
2.65%, 10/26/20	885	889,905
2.75%, 4/25/22	730	741,369
2.886%, (3 mo. USD LIBOR + 0.95%), 7/24/23(2)	300	302,710
2.955%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	300	304,079
2.976% to 11/5/29, 11/5/30(10)	948	962,516
3.142% to 1/24/22, 1/24/23(10)	776	792,116
3.887% to 1/10/27, 1/10/28(10)	1,888	2,033,784
Citizens Bank NA:
2.25%, 3/2/20	500	500,050
2.55%, 5/13/21	400	403,087
Citizens Financial Group, Inc., 2.375%, 7/28/21	355	356,744
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	550	557,223
3.61% to 9/12/29, 9/12/34(1)(10)	487	489,782
Credit Acceptance Corp.:
5.125%, 12/31/24(1)	485	504,866
7.375%, 3/15/23	800	823,332

Security	Principal Amount (000’s omitted)	Value
DDR Corp., 3.625%, 2/1/25	$517	$533,157
Digital Realty Trust, L.P.:
3.95%, 7/1/22	750	780,836
4.75%, 10/1/25	525	583,300
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	825	862,868
Discover Financial Services, 3.95%, 11/6/24	300	318,471
EPR Properties, 3.75%, 8/15/29	1,000	1,013,570
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22(10)	112	113,588
2.905% to 7/24/22, 7/24/23(10)	975	992,681
2.908% to 6/5/22, 6/5/23(10)	1,253	1,273,785
International Finance Corp., 1.75%, 3/30/20	1,780	1,780,097
Iron Mountain, Inc., 4.375%, 6/1/21(1)	33	33,406
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(10)	779	778,880
3.797% to 7/23/23, 7/23/24(10)	1,150	1,212,075
KKR Group Finance Co., VI, LLC, 3.75%, 7/1/29(1)(9)	795	847,234
Marsh & McLennan Cos., Inc., 3.161%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	379	379,359
Morgan Stanley:
3.336%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	550	562,136
4.00%, 7/23/25	725	784,510
4.875%, 11/1/22	345	369,720
National Australia Bank, Ltd., 3.625%, 6/20/23	575	604,274
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(10)	677	727,170
Newmark Group, Inc., 6.125%, 11/15/23	86	94,833
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	5,700	5,719,568
Radian Group, Inc., 4.875%, 3/15/27	250	263,837
SBA Tower Trust:
2.836%, 1/15/25(1)	2,085	2,108,018
2.877%, 7/15/46(1)	600	602,630
3.722%, 4/9/48(1)	1,100	1,124,507
Synchrony Financial, 3.132%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	190	190,152
Synovus Financial Corp.:
3.125%, 11/1/22	311	314,911
5.90% to 2/7/24, 2/7/29(10)	71	75,439
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000	999,987

		$58,169,095

Government — 1.0%
Asian Development Bank, 3.125%, 9/26/28	$1,160	$1,265,873
Inter-American Development Bank, 3.00%, 9/26/22	1,160	1,200,171
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,788,705
International Finance Corp., 2.00%, 10/24/22	3,485	3,513,769

		$8,768,518

Industrial — 1.2%
FedEx Corp., 4.55%, 4/1/46	$550	$565,024
Jabil, Inc.:
3.95%, 1/12/28	1,131	1,161,719
4.70%, 9/15/22	1,239	1,313,237
5.625%, 12/15/20	150	154,889

Security	Principal Amount (000’s omitted)	Value
JSL Europe SA, 7.75%, 7/26/24(1)	$200	$216,119
nVent Finance S.a.r.l., 4.55%, 4/15/28	1,965	2,039,077
Owens Corning:
3.95%, 8/15/29	2,027	2,111,176
4.30%, 7/15/47	268	254,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20	320	320,605
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	540	543,801
3.55%, 4/15/24(1)	600	623,159
Westinghouse Air Brake Technologies Corp.:
3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	1,037	1,037,162
4.95%, 9/15/28	313	344,402

		$10,684,495

Technology — 1.1%
Apple, Inc., 3.00%, 6/20/27	$1,210	$1,268,030
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425	430,408
Dell International, LLC/EMC Corp.:
4.42%, 6/15/21(1)	1,680	1,728,935
5.875%, 6/15/21(1)	75	76,266
DXC Technology Co.:
4.25%, 4/15/24(9)	116	123,204
4.75%, 4/15/27	495	533,003
EMC Corp., 2.65%, 6/1/20	20	20,029
Hewlett Packard Enterprise Co.:
2.567%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	516	518,010
2.763%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	590	590,081
Microsoft Corp.:
2.40%, 8/8/26	575	582,442
4.45%, 11/3/45	505	631,295
NXP BV / NXP Funding, LLC:
4.625%, 6/15/22(1)	890	938,189
4.625%, 6/1/23(1)	840	898,148
Seagate HDD Cayman:
4.875%, 3/1/24	480	511,717
5.75%, 12/1/34	390	408,888
Western Digital Corp., 4.75%, 2/15/26(9)	532	555,607

		$9,814,252

Utilities — 1.0%
American Water Capital Corp., 2.95%, 9/1/27	$750	$766,397
Avangrid, Inc.:
3.15%, 12/1/24	1,956	2,018,897
3.80%, 6/1/29	1,335	1,415,944
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300	303,463
Enel Finance International NV, 2.65%, 9/10/24(1)	1,256	1,260,469
MidAmerican Energy Co.:
3.15%, 4/15/50	500	493,543
4.25%, 7/15/49	735	880,694

Security	Principal Amount (000’s omitted)	Value
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	$750	$781,564
Public Service Co. of Colorado, 3.70%, 6/15/28	548	597,018

		$8,517,989

Total Corporate Bonds (identified cost $130,157,874)		$134,505,677

Floating Rate Loans(11) — 0.8%

Security	Principal Amount (000’s omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$593	$595,555$

Cable and Satellite Television — 0.1%
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$480	$481,100

Cosmetics/Toiletries—0.0%(8)
Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$119	$120,028

Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$903	$909,342

Electronics/Electrical — 0.2%
Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$628	$633,461
Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	119	120,103
Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	598	604,158
Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	898	902,801
MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	37	37,234
Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	250	251,447
SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	198	199,753

		$2,748,957

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.515%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$550	$554,371

Financial — 0.0%(8)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10(6)(7)(12)	$385	$6,079

Health Care — 0.0%(8)
Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$403	$405,406

Industrial Equipment — 0.0%(8)
Rexnord, LLC, Term Loan, 3.535%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$102	$102,197

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.1%
Asurion, LLC, Term Loan, 11/3/23(13)	$470	$473,476

Leisure Goods/Activities/Movies — 0.0%(8)
Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$168	$169,047

Lodging and Casinos — 0.0%(8)
ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$98	$98,615

Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 1/31/25(13)	$300	$301,584
Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	176,470

		$478,054

Total Floating Rate Loans (identified cost $7,465,260)		$7,142,227

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(6)(14)	$2,616	$2,567,876
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(6)(15)	393	392,029
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(6)(15)	506	498,365

Total High Social Impact Investments (identified cost $3,514,531)		$3,458,270

Preferred Stocks — 0.1%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(8)
NuStar Energy L.P., Series B, 7.625% to 6/15/22(10)	3,695	$79,997

Venture Capital — 0.1%
Consensus Orthopedics, Inc.:
Series A-1(5)(6)(7)	420,683	$5,637
Series B(5)(6)(7)	348,940	4,431
Series C(5)(6)(7)	601,710	8,364
Kickboard:
Series A(5)(6)(7)	1,155,503	228,905
Series A2(5)(6)(7)	404,973	88,001
LearnZillion, Inc.:
Series A(5)(6)(7)	169,492	123,221
Series A-1(5)(6)(7)	108,678	86,834
Lumni, Inc. Series B(5)(6)(7)	17,265	124,280

Security	Shares	Value
MACH Energy:
Series A(5)(6)(7)	27,977	$3,529
Series B(5)(6)(7)	26,575	3,745
Wind Harvest Co., Inc.(5)(6)(7)	8,696	—

		$676,947

Total Preferred Stocks (identified cost $1,180,517)		$756,944

Rights — 0.1%

Security	Shares	Value
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(5)	245,700	$739,557

Total Rights (identified cost $520,948)		$739,557

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Export Development Canada, 1.625%, 6/1/20	$1,285	$1,284,580
Kreditanstalt fuer Wiederaufbau, 2.00%, 11/30/21	4,305	4,333,357
Nacional Financiera SNC, 3.375%, 11/5/20(1)	560	564,114

Total Sovereign Government Bonds (identified cost $6,173,445)		$6,182,051

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.5%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	$800	$1,025,480
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	893,103
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,511,487
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	682,082

		$4,112,152

Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$935,897
2.484%, 6/1/27	665	665,891
2.534%, 6/1/28	830	827,751
2.584%, 6/1/29	455	451,701
2.984%, 6/1/33	520	516,407
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (16)	400	475,304
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	1,000	1,243,350

		$5,116,301

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$355,663
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39(17)	3,420	3,415,486

		$3,771,149

Total Taxable Municipal Obligations (identified cost $12,632,808)		$12,999,602

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Overseas Private Investment Corp.:
3.22%, 9/15/29	$838	$877,567
3.52%, 9/20/32	863	926,079
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	305	311,633
2.618%, 8/1/23	153	157,593
2.668%, 8/1/24	534	553,586
2.738%, 8/1/25	534	558,982

Total U.S. Government Agencies and Instrumentalities (identified cost $3,227,467)		$3,385,440

U.S. Government Agency Mortgage-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
2.65%, 6/1/26	$611	$624,149
2.68%, 7/1/26	650	666,510
4.00%, 3/1/48	1,707	1,789,545
30-Year, 3.00%, TBA(18)	14,105	14,305,659
30-Year, 3.50%, TBA(18)	2,790	2,870,537
30-Year, 4.00%, TBA(18)	4,595	4,782,710

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,004,542)		$25,039,110

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
2.875%, 5/15/49	$240	$264,311
3.125%, 5/15/48	2,725	3,135,087
3.375%, 11/15/48	3,221	3,883,275

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/20(19)	$170	$170,116
0.625%, 4/15/23(19)	1,927	1,956,956
0.75%, 7/15/28(19)	11,279	11,869,048
U.S. Treasury Notes:
1.375%, 1/15/20	1,117	1,116,891
1.50%, 10/31/24	4,647	4,604,560
1.75%, 7/31/21	3,440	3,448,171
1.75%, 11/15/29	1,742	1,714,577
2.375%, 5/15/29	684	710,519
2.625%, 12/31/25	333	348,946
2.75%, 9/15/21	311	316,960

Total U.S. Treasury Obligations (identified cost $32,277,268)		$33,539,417

Venture Capital Debt Obligations — 0.0%(8)

Security	Principal Amount (000’s omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/20(6)(7)	$41	$32,887

Total Venture Capital Debt Obligations (identified cost $41,000)		$32,887

Venture Capital Limited Partnership Interests — 0.1%

Security		Value
Commons Capital, L.P.(5)(6)(7)		$27,546
First Analysis Private Equity Fund IV, L.P.(5)(6)(7)		400,148
GEEMF Partners, L.P.(5)(6)(7)(14)		16,082
Global Environment Emerging Markets Fund, L.P.(5)(6)(7)		42,027
Solstice Capital, L.P.(5)(6)(7)		30,575

Total Venture Capital Limited Partnership Interests (identified cost $132,194)		$516,378

Short-Term Investments — 0.9%

Commercial Paper — 0.7%

Security	Principal Amount (000’s omitted)	Value
DXC Capital Funding, Ltd., 2.292%, 2/27/20(1)(20)	$500	$498,291
Enel Finance America, LLC, 2.131%, 1/3/20(1)(20)	525	524,923
Jabil, Inc.:
2.255%, 1/6/20(1)(20)	350	349,847
2.27%, 2/6/20(1)(20)	3,495	3,485,812

Security	Principal Amount (000’s omitted)	Value
Sherwin-Williams Co. (The), 2.132%, 1/6/20(1)(20)	$515	$514,866
Smithfield Foods, Inc., 2.337%, 1/21/20(1)(20)	500	499,321

Total Commercial Paper (identified cost $5,874,467)		$5,873,060

Securities Lending Collateral — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(21)	1,707,040	$1,707,040

Total Securities Lending Collateral (identified cost $1,707,040)		$1,707,040

Total Short-Term Investments (identified cost $7,581,507)		$7,580,100

Total Investments — 100.9% (identified cost $754,848,301)		$881,096,154

Other Assets, Less Liabilities — (0.9%)		$(7,861,645)

Net Assets — 100.0%		$873,234,509

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $117,111,739, which represents 13.4% of the net assets of the Fund as of December 31, 2019.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(4)	Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2019.

(5)	Non-income producing security.

(6)	Restricted security. Total market value of restricted securities amounts to $6,514,163, which represents 0.8% of the net assets of the Fund as of December 31, 2019.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Amount is less than 0.05%.

(9)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $1,767,933 and the total market value of the collateral received by the Fund was $1,831,870, comprised of cash of $1,707,040 and U.S. government and/or agencies securities of $124,830.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(12)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(13)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(14)	Affiliated company.

(15)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(16)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(17)	When-issued security.

(18)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(19)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(20)

Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019, the aggregate value of these securities is $5,873,060, representing 0.7% of the Fund’s net assets.

(21)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	139	Long	3/31/20	$29,954,500	$(5,426)
U.S. 5-Year Treasury Note	3	Long	3/31/20	355,828	(700)
U.S. Ultra-Long Treasury Bond	91	Long	3/20/20	16,530,719	(543,666)
U.S. 2-Year Treasury Note	(4)	Short	3/31/20	(862,000)	493
U.S. 5-Year Treasury Note	(96)	Short	3/31/20	(11,386,500)	41,835
U.S. Long Treasury Bond	(21)	Short	3/20/20	(3,274,031)	17,938
U.S. Ultra 10-Year Treasury Note	(157)	Short	3/20/20	(22,090,391)	248,753
U.S. Ultra-Long Treasury Bond	(5)	Short	3/20/20	(908,281)	29,395

					$(211,378)

Restricted Securities

Description	Acquisition Dates	Cost
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	$385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	2,615,531
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital, L.P.	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	—
GEEMF Partners, L.P.	2/28/97	—
Global Environment Emerging Markets Fund, L.P.	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/20	9/16/15	41,000
Learn Capital Venture Partners III L.P., Common Stock	8/30/16-12/17/19	995,790
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	—
MACH Energy, Series A, Preferred	5/31/02	—
MACH Energy, Series B, Preferred	12/20/05	—
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $338,414 and $549,792, respectively.

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies was $2,583,958, which represents 0.3% of the Fund’s net assets. Transactions in the Notes and other affiliated companies by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal, Amount end of period
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,244,095	$—	$(4,266,666)	$—	$22,571	$—	$12,444	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,615,531	—	—	(47,655)	2,567,876	1,090	—	2,615,531
GEEMF Partners LP(1)(2)(3)	16,995	—	—	—	(913)	16,082	—	—	—

Totals				$—	$(25,997)	$2,583,958	$13,534	$—

(1)	Restricted security.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3(1)	Total
Asset-Backed Securities	$—		$64,457,321	$—	$64,457,321
Collateralized Mortgage-Backed Obligations	—		43,157,083	—	43,157,083
Commercial Mortgage-Backed Securities	—		15,559,648	—	15,559,648
Common Stocks	519,967,300	(2)	—	—	519,967,300
Common Stocks - Venture Capital	—		—	1,823,602	1,823,602
Convertible Bonds	—		253,540	—	253,540
Corporate Bonds	—		134,505,677	—	134,505,677
Floating Rate Loans	—		7,136,148	6,079	7,142,227
High Social Impact Investments	—		3,458,270	—	3,458,270
Preferred Stocks	79,997	(2)	—	—	79,997
Preferred Stocks - Venture Capital	—		—	676,947	676,947
Rights	739,557		—	—	739,557
Sovereign Government Bonds	—		6,182,051	—	6,182,051
Taxable Municipal Obligations	—		12,999,602	—	12,999,602
U.S. Government Agencies and Instrumentalities	—		3,385,440	—	3,385,440
U.S. Government Agency Mortgage-Backed Securities	—		25,039,110	—	25,039,110
U.S. Treasury Obligations	—		33,539,417	—	33,539,417
Venture Capital Debt Obligations	—		—	32,887	32,887
Venture Capital Limited Partnership Interests	—		—	516,378	516,378
Short-Term Investments -
Commercial Paper	—		5,873,060	—	5,873,060
Securities Lending Collateral	1,707,040		—	—	1,707,040
Total Investments	$522,493,894		$355,546,367	$3,055,893	$881,096,154
Futures Contracts	$338,414		$—	$—	$338,414
Total	$522,832,308		$355,546,367	$3,055,893	$881,434,568

Liability Description
Futures Contracts	$(549,792)		$—	$—	$(549,792)
Total	$(549,792)		$—	$—	$(549,792)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.